STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Other capital
Impact of change in par value of issued common stock | $	$ 687